CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue - Products	$ 6,553,090	$ 4,953,139	$ 22,628,612
Revenue - Software	2,347,197	3,200,905	10,366,560
Revenue - System integration	628,880	1,012,088	4,822,003
Revenue - Others	664,423	1,118,736	817,572
TOTAL REVENUE	10,193,590	10,284,868	38,634,747
Cost - Products	5,512,305	2,910,334	18,769,338
Cost - Software	921,432	1,267,834	4,086,717
Cost - System integration	1,078,103	1,745,647	4,480,388
Cost - Others	95,350	457,390	809,947
TOTAL COST	7,607,190	6,381,205	28,146,390
GROSS PROFIT	2,586,400	3,903,663	10,488,357
Administrative expenses	8,342,842	11,223,502	20,837,181
Research and development expenses	3,044,972	3,446,867	1,477,246
Selling expenses	1,334,147	2,661,545	4,240,097
Impairment of property, plant and equipment	0	4,616,679	827,319
Impairment of intangible assets and goodwill	4,442,367	8,918,427	7,015,727
LOSS FROM OPERATIONS	(14,577,928)	(26,963,357)	(23,909,213)
Subsidy income	223,166	501,404	676,159
Gain on sale of assets	0	29,994,037	0
Loss on disposal of consolidated entities	(575,956)	0	0
Loss on sale of deposits for land use right	(2,762,033)	0	0
Other (loss) income, net	(326,546)	776,233	(407,616)
Interest income	17,420	76,716	408,121
Interest expense	(498,931)	(3,116,777)	(5,858,770)
Change in fair value of warrant liability	34,175	(5,657,988)	0
Loss from continuing operations before income taxes	(18,466,633)	(4,389,732)	(29,091,319)
Income tax (expense ) benefit	(57,844)	(4,305,028)	4,599,559
Net loss from continuing operations	(18,524,477)	(8,694,760)	(24,491,760)
Net income (loss) from discontinued operations	0	1,498,971	(5,260,538)
NET LOSS	(18,524,477)	(7,195,789)	(29,752,298)
Less: Net loss (income) attributable to the non-controlling interest	353,876	(308,473)	520,951
NET LOSS ATTRIBUTABLE TO THE COMPANY	$ (18,170,601)	$ (7,504,262)	$ (29,231,347)
CONTINUING OPERATIONS
Basic	$ (0.45)	$ (0.26)	$ (0.79)
Diluted	(0.45)	(0.26)	(0.79)
DISCONTINUED OPERATIONS
Basic		0.04	(0.17)
Diluted		0.04	(0.17)
NET LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic	(0.45)	(0.22)	(0.96)
Diluted	$ (0.45)	$ (0.22)	$ (0.96)